Other long-term assets	12 Months Ended
Dec. 31, 2019
Other long-term assets [Abstract]
Other long-term assets
Note 19 – Other long-term assets

Other long-term assets are comprised of the following:

	As of December 31,
(In $ millions)	2019	2018
Other receivables	-	0.5
Deferred tax asset	1.3	2.6
Call Spread (see note 18)	2.3	2.8
Tax refunds	0.2	4.2
Right-of-use lease asset, non-current	2.2	-
Prepaid fees	9.2	9.5
Total other long-term assets	15.2	19.6